Condensed Consolidated Interim Statements of Cash Flows (Unaudited) - CAD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
CASH FLOWS FROM OPERATING ACTIVITIES
Income for the period	$ 477,208	$ 43,122	$ (66,885)	$ 47,067
Adjustments to Net Profit for Non-Cash Items:
Depreciation / amortization – intangibles		307,402		601,674
Share-based payment	49,663	30,721	73,071	30,721
Unrealized foreign exchange gain	(2,637)	(3,618)	(5,176)	(16,864)
Depreciation – Property and equipment	1,564	1,420	3,217	2,809
Operating Income before Working Capital Changes	525,798	379,047	4,227	665,407
Working Capital Adjustments:
(Increase)/decrease in accounts and grants receivable	(123,565)	359,454	(103,376)	741,102
(Increase)/decrease in prepaid and other receivables	25,002	189,570	120,914	431,087
Increase/(decrease) in accounts payable	133,363	(2,884)	59,814	(11,736)
Increase/(decrease) in accrued liabilities	(44,932)	(38,536)	(64,250)	(93,652)
Cash Generated from Operations	515,666	886,651	17,329	1,732,208
CASH FLOWS FROM INVESTING ACTIVITIES
Investment in intangibles		(715,602)		(1,590,420)
Purchase of property and equipment		(676)		(676)
Net Cash Flows used in Investing Activities		(716,278)		(1,591,096)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from loans	170,000		420,000	685,000
Advances/(repayments) of loans payable	(525,000)	(395,000)	(525,000)	(835,000)
Cash Flows Generated from Financing Activities	(355,000)	(395,000)	(105,000)	(150,000)
NET INCREASE / (DECREASE) IN CASH AND CASH EQUIVALENTS	160,666	(224,627)	(87,671)	(8,888)
Cash and Cash Equivalents, Beginning of the Period	79,097	300,042	327,434	84,303
Cash and Cash Equivalents, End of the Period	$ 239,763	$ 75,415	$ 239,763	$ 75,415